Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0001567900
Registrant Name	BLACKBOXSTOCKS INC.
Registration File Number	333-286507
Form Type	S-4
Submission Type	S-4MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A